Document And Entity Information	9 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001975940
Amendment Description	Amendment No. 1
Document Type	S-1/A
Entity Registrant Name	Fly-E Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true